Gains (Losses) on Fair Value Hedges and Related Hedged Items (Detail) (Foreign Exchange Contracts, USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives	$ 70	$ 52	$ (92)
Hedged items	(69)	(50)	85
Total	$ 1	$ 2	$ (7)